CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 15,963	$ 18,716
Short-term interest-bearing bank deposits	75,039	66,247
Held to maturity securities		1,582
Trade accounts receivable, net of allowance for doubtful accounts of $68 and $2, respectively	17,362	13,402
Inventories (Note 3)	17,827	9,608
Deferred income tax assets (Note 9)	1,850	2,500
Other current assets	2,549	1,173
TOTAL CURRENT ASSETS	130,590	113,228
LONG-TERM ASSETS
Long-term interest-bearing bank deposits	405	545
Other long-term assets	516	291
Severance pay funds (Note 6)	1,873	2,885
Total long-term assets	2,794	3,721
FIXED ASSETS, NET (Note 4)	8,660	5,998
TOTAL ASSETS	142,044	122,947
CURRENT LIABILITIES
Trade accounts payable	10,819	8,305
Deferred revenues	4,775	2,172
Other current liabilities (Note 5)	8,444	8,082
TOTAL CURRENT LIABILITIES	24,038	18,559
LONG-TERM LIABILITIES
Liability for employee severance pay (Note 6)	2,806	3,851
Deferred revenue	159	611
Other long-term liability	270	20
TOTAL LONG TERM LIABILITIES	3,235	4,482
COMMITMENTS AND CONTINGENCIES (Note 7)
TOTAL LIABILITIES	27,273	23,041
SHAREHOLDERS' EQUITY (Note 8)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares, 26,681,876 shares issued and outstanding at December 31, 2012 and 26,467,542 shares issued and outstanding at December 31, 2011	72	72
Additional paid-in capital	110,990	108,804
Accumulated other comprehensive income	449	(402)
Accumulated profit (deficit)	3,260	(8,568)
Total shareholders' equity	114,771	99,906
Total liabilities and shareholders' equity	$ 142,044	$ 122,947